TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Aug. 16, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current
Allowance for doubtful debt	¥ 46,360	$ 7,275			¥ 39,886
Impairment of long-lived assets	40,289	6,322			13,467
Impairment of long-term investment	3,024	475			2,150
Accrued expense	16,836	2,641			24,986
Tax losses	262,209	41,146			171,211
Property and equipment	28,569	4,483			22,631
Intangible assets	5,773	906			5,765
Finance lease	386,849	60,705			390,925
Deferred government grant	1,046	164			1,357
Operating lease	623,074	97,774			292,210
Loss picked up on equity method investments	66,121	10,376			57,201
Valuation allowance	(261,960)	(41,107)			(170,104)
Total deferred tax assets	1,218,190	191,160			851,685
Non-current
Intangible assets	241,090	37,831			186,258
Property and equipment	139,566	21,901			143,873
Capitalized interest expenses	28,604	4,489			19,339
Finance lease	306,598	48,112			313,102
Operating lease	623,074	97,774			292,210
Investment in subsidiaries	59,660	9,362			10,263
Gain picked up from equity method investments					252
Total non-current deferred tax liabilities	1,398,592	219,469			965,297
Deferred tax assets	168,002	26,363			185,481
Deferred tax liabilities	348,404	54,672	¥ 50,959	$ 7,997	299,093
Net deferred tax assets	(180,402)	(28,309)			(113,612)
Net deferred tax liabilities	¥ (180,402)	$ (28,309)			¥ (113,612)